Summary of Significant Accounting Policies (Details) - Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Balance Sheets $ in Thousands	Jun. 30, 2023 USD ($)
As reported [Member]
Current assets:
Restricted cash	$ 8,258
Other current assets	5,112
Total current assets	237,995
Total assets	271,533
Current liabilities:
Investors’ deposit	8,258
Other payables and accrued expenses	1,498
Total current liabilities	31,066
Total liabilities	54,499
Total shareholders’ equity	217,034
Adjustment [Member]
Current assets:
Restricted cash	(8,258)
Other current assets	1,268
Total current assets	(6,990)
Total assets	(6,990)
Current liabilities:
Investors’ deposit	(8,258)
Other payables and accrued expenses	1,268
Total current liabilities	(6,990)
Total liabilities	(6,990)
Total shareholders’ equity
As corrected [Member]
Current assets:
Restricted cash
Other current assets	6,380
Total current assets	231,005
Total assets	264,543
Current liabilities:
Investors’ deposit
Other payables and accrued expenses	2,766
Total current liabilities	24,076
Total liabilities	47,509
Total shareholders’ equity	$ 217,034